UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, authorized (in shares)	3,900,000,000	1,000
Common shares, shares issued (in shares)	5,994,731	1,000
Common shares, shares outstanding (in shares)	5,994,731	1,000
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Preferred shares, dividend rate	1.00%	1.00%
Preferred shares, issued (in shares)	2,000,000	0
Preferred shares, outstanding (in shares)	2,000,000	0
Preferred shares, aggregate liquidation preference	$ 50,000,000	$ 0
Series B Preferred Stock [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, authorized (in shares)	100,000,000	0
Preferred shares, issued (in shares)	40,000	0
Preferred shares, outstanding (in shares)	40,000	0